FINANCE COSTS, NET	12 Months Ended
Dec. 31, 2022
Finance costs [Abstract]
Finance Costs, Net	Finance Costs, Net

For the years ended December 31	2022	2021
Interest expense[1]	$366	$357
Amortization of debt issue costs	1	1
Amortization of premium	—	(1)
Interest on lease liabilities	4	5
Loss on interest rate hedges	1	3
Interest capitalized[2]	(29)	(16)
Accretion	66	48
Gain on debt extinguishment	(14)	—
Finance income	(94)	(42)
Total	$301	$355
[1]Interest in the consolidated statements of cash flow is presented on a cash basis. In 2022, cash interest paid was $305 million (2021: $303 million).
2For the year ended December 31, 2022, the general capitalization rate was 6.20% (2021: 6.00%).